TRANSAMERICA VARIABLE ANNUITY O-SHARE

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated June 10, 2016

to the

Prospectus dated May 1, 2016

Effective on or about July 1, 2016, based on changes to the underlying fund portfolios, the following changes apply to the applicable subaccounts:

SUBACCOUNT NAME	PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
TA Asset Allocation – Conservative	Transamerica Asset Allocation – Conservative VP	Aegon USA Investment Management, LLC	J.P. Morgan Investment Management Inc.
TA Asset Allocation – Growth	Transamerica Asset Allocation – Growth VP	Aegon USA Investment Management, LLC	J.P. Morgan Investment Management Inc.
TA Asset Allocation – Moderate	Transamerica Asset Allocation – Moderate VP	Aegon USA Investment Management, LLC	J.P. Morgan Investment Management Inc.
TA Asset Allocation – Moderate Growth	Transamerica Asset Allocation – Moderate Growth VP	Aegon USA Investment Management, LLC	J.P. Morgan Investment Management Inc.

All references to the subadvisors in the prospectus are hereby amended as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Variable Annuity O-Share dated May 1, 2016